Dec. 09, 2020
BNY Mellon Asset Allocation Fund
BNY Mellon Asset Allocation Fund
December 9, 2020 BNY MELLON FUNDS TRUST BNY Mellon Asset Allocation Fund Supplement to Current Prospectus

The following information supplements the information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy" and "Fund Details – BNY Mellon Asset Allocation Fund":

The Trust's board has approved the addition of an unaffiliated underlying fund as an investment option within the Investment Grade Bonds asset class of BNY Mellon Asset Allocation Fund.